Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GROWTH FUND OF AMERICA
Entity Central Index Key	0000044201
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
The Growth Fund of America® - Class A
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class A
Trading Symbol	AGTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 14.80% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class A (with sales charge) *	8.20%	9.23%	14.93%
The Growth Fund of America — Class A (without sales charge) *	14.80%	10.53%	15.62%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America - Class C
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class C
Trading Symbol	GFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	1.34%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 13.95% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class C (with sales charge) *	12.95%	9.70%	14.91%
The Growth Fund of America — Class C (without sales charge) *	13.95%	9.70%	14.91%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class F-1
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class F-1
Trading Symbol	GFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 14.74% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class F-1 *	14.74%	10.48%	15.55%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class F-2
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class F-2
Trading Symbol	GFFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 15.02% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class F-2 *	15.02%	10.76%	15.86%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class F-3
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class F-3
Trading Symbol	GAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 15.15% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class F-3 2	15.15%	10.88%	15.68%
S&P 500 Index 3	20.38%	12.79%	15.31%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-A
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-A
Trading Symbol	CGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 14.77% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-A (with sales charge) *	10.75%	9.71%	15.15%
The Growth Fund of America — Class 529-A (without sales charge) *	14.77%	10.50%	15.56%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-C
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-C
Trading Symbol	CGFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$149	1.39%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 13.88% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-C (with sales charge) *	12.88%	9.65%	15.13%
The Growth Fund of America — Class 529-C (without sales charge) *	13.88%	9.65%	15.13%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-E
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-E
Trading Symbol	CGFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 14.46% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class 529-E *	14.46%	10.22%	15.29%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 15.04% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class 529-F-2 2	15.04%	10.77%	15.40%
S&P 500 Index 3	20.38%	12.79%	17.44%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 15.08% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Growth Fund of America — Class 529-F-3 2	15.08%	10.82%	15.45%
S&P 500 Index 3	20.38%	12.79%	17.44%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-1
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-1
Trading Symbol	RGAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$147	1.37%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 13.91% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-1 *	13.91%	9.68%	14.72%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-2
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-2
Trading Symbol	RGABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$148	1.38%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 13.89% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-2 *	13.89%	9.67%	14.72%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-2E
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-2E
Trading Symbol	RGEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$116	1.08%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.24% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-2E *	14.24%	10.00%	15.06%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-3
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-3
Trading Symbol	RGACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$100	0.93%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 14.41% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-3 *	14.41%	10.17%	15.23%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-4
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-4
Trading Symbol	RGAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$68	0.63%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 14.75% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-4 *	14.75%	10.49%	15.58%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-5E
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-5E
Trading Symbol	RGAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 14.97% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-5E *	14.97%	10.71%	15.81%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-5
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-5
Trading Symbol	RGAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 15.08% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-5 *	15.08%	10.82%	15.92%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
The Growth Fund of America® - Class R-6
Shareholder Report [Line Items]
Fund Name	The Growth Fund of America®
Class Name	Class R-6
Trading Symbol	RGAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Growth Fund of America (the "fund") for the period from September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 15.13% for the year ended August 31, 2026. That result compares with a 20.38% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
U.S. equities posted strong gains during the fund’s fiscal year, driving the S&P 500 Index to record highs. Markets were supported by higher oil prices amid tensions in the Middle East and continued investment in artificial intelligence infrastructure. The U.S. economy remained resilient, underpinned by steady consumer spending, while signs of a moderating labor market prompted the Federal Reserve to implement three 25-basis-point rate cuts during the period.
Within the fund,

most

sectors contributed positively to returns, with information technology being particularly impactful. The healthcare, industrials and materials sectors also generated solid gains. Although it represented a relatively small portion of the portfolio, the energy sector delivered especially strong results and contributed meaningfully to fund returns.
In contrast, the financials and consumer discretionary sectors posted negative returns and weighed on overall fund results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Growth Fund of America — Class R-6 *	15.13%	10.88%	15.98%
S&P 500 Index †	20.38%	12.79%	15.37%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 353,072,000,000
Holdings Count | Holding	316
Advisory Fees Paid, Amount	$ 848,000,000
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 353,072
Total number of portfolio holdings	316
Total advisory fees paid (in millions)	$ 848
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)